Financial assets - current	12 Months Ended
Dec. 31, 2020
Financial assets - current
Financial assets - current

11.Financial assets — current

These current financial assets relate to term accounts with an initial maturity longer than 3 months but less than 12 months and money market funds that do not qualify as cash equivalents.

	Year Ended
	December 31,
(in thousands of €)	2020	2019	2018
Money market funds	€106,177	€715,773	€283,529
Term accounts	529,182	288,766	—
	€635,359	€1,004,539	€283,529

On December 31, 2020, the current financial assets included $717.1 million held in USD, which could generate a foreign currency exchange gain or loss in our financial results in accordance with the fluctuations of the EUR/USD exchange rate as the Company’s functional currency is EUR.

Please also refer to note 26 for more information on the financial instruments.